VIA EDGAR

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549-0506

Re:	Separate Account VA L
File No. 811-21087, CIK 0001143316
Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA L, a unit investment trust registered under the Act, recently mailed to its contract owners the annual reports for the following underlying management investment companies: Transamerica Series Trust, AIM Variable Insurance Funds, Franklin Templeton Variable Insurance Products Trust, Columbia Funds Variable Insurance Trust, MFS® Variable Insurance Trust, and Putnam Variable Trust. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On March 7, 2008, Transamerica Series Trust, filed its annual report with the Commission via EDGAR (CIK: 0000778207);

•	On March 3, 2008, AIM Variable Insurance Funds filed its annual report with the Commission via EDGAR (CIK: 0000896435);

•	On February 29, 2008, Franklin Templeton Variable Insurance Products Trust filed its annual report with the Commission via EDGAR (CIK: 0000837274);

•	On March 7, 2008, Columbia Funds Variable Insurance Trust filed its annual report with the Commission via EDGAR (CIK: 0000815425);

•	On March 10, 2008, MFS® Variable Insurance Trust filed its annual report with the Commission via EDGAR (CIK: 0000918571);

Securities and Exchange Commission

•	On February 28, 2008, Putnam Variable Trust filed its annual report with the Commission via EDGAR (CIK: 0000822671);

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith

Darin D. Smith, Vice President
Transamerica Life Insurance Company